Expense Example {- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Class K6 PRO-06 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Class K6
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	84
5 years	149
10 years	$ 341